Wages, Salaries and Benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Wages, Salaries and Benefits
7	WAGES, SALARIES AND BENEFITS

	2018	2017	2016
	RMB million	RMB million	RMB million
Wages, salaries, bonus and allowances	17,865	16,474	14,370
Employee welfare and benefits	170	133	235
Pension (note 41(a))	2,306	1,987	1,769
Medical insurance (note (a))	706	663	606
Staff housing fund (note (b))	948	886	868
Staff housing allowances (note (c))	109	150	236
Early retirement benefits (note (d))	30	27	61

	22,134	20,320	18,145

Notes:

(a)	Medical insurance

Majority of the Group’s PRC employees participate in the medical insurance schemes organized by municipal governments.

(b)	Staff housing fund

In accordance with the relevant PRC housing regulations, the Group is required to contribute to the state-sponsored housing fund for its employees. At the same time, the employees are required to contribute an amount equal to the Group’s contribution. The employees are entitled to claim the entire sum of the fund contributed under certain specified withdrawal circumstances. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits.

(c)	Staff housing allowances

The Group also provides staff housing allowances in cash to eligible employees. The total entitlement of an eligible employee is principally provided over a period of 20 years. Upon an eligible employee’s resignation or retirement, his or her entitlement would cease and any unpaid entitlement related to past service up to the date of resignation or retirement would be paid.

(d)	Early retirement benefits

The Group implements an early retirement scheme which allows eligible employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the early retirement employees’ basic salaries and certain welfare in the future on a monthly basis according to the early retirement scheme, together with social insurance and housing fund pursuant to the regulation of the local government. The benefits of the early retirement scheme are calculated based on factors including the remaining number of years of service from the date of early retirement to the normal retirement date and the benefits the early retirement employees enjoyed. The present value of the future cash flows expected to be required to settle the obligations is recognized as a provision in “other long-term liabilities”.

(e)	Emoluments of directors and supervisors

Directors’ remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies (Disclosure of Information about Benefits of Directors) Regulation, together with the remuneration of supervisors, is as follows:

2018

	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun*&****	—	—	—
Xu Zhao*&***	—	—	—
Gu Jiadan*&***	—	—	—
Li Yangmin*&***	—	—	—
Tang Bing*&***	—	—	—
Tian Liuwen*&***	—	—	—
Yuan Jun**	867	—	867
Independent non-executive Directors
Lin Wanli**	—	—	—
Li Ruoshan	200	—	200
Ma Weihua	200	—	200
Shao Ruiqing	200	—	200
Cai Hongping	200	—	200
Supervisors
Xi Sheng*	—	—	—
Gao Feng**	251	—	251
Li Jinde*&**	—	—	—
Ba Shengji*&***	—	—	—
Hu Jidong*&***	—	—	—
Feng Jinxiong*****	346	—	346
Jia Shaojun*&***	—	—	—

Total	2,264	—	2,264

2017
	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun*	—	—	—
Xu Zhao*	—	—	—
Gu Jiadan*	—	—	—
Li Yangmin*	—	—	—
Tang Bing*	—	—	—
Tian Liuwen*	—	—	—
Independent non-executive Directors
Li Ruoshan	200	—	200
Shao Ruiqing	200	—	200
Ma Weihua	200	—	200
Cai Hongping	200	—	200
Supervisors
Xi Sheng*	—	—	—
Feng Jinxiong	584	—	584
Ba Shengji*	—	—	—
Hu Jidong	1,549	—	1,549
Jia Shaojun*	—	—	—

Total	2,933	—	2,933

2016

	Salaries and
	allowances	Bonus	Total
	RMB’000	RMB’000	RMB’000
Executive Directors
Liu Shaoyong*	—	—	—
Ma Xulun*	—	—	—
Xu Zhao*	—	—	—
Gu Jiadan*	—	—	—
Li Yangmin*	—	—	—
Tang Bing*	—	—	—
Tian Liuwen*	—	—	—
Independent non-executive Directors
Li Ruoshan	160	—	160
Ji Weidong******	—	—	—
Shao Ruiqing	160	—	160
Ma Weihua	160	—	160
Cai Hongping**	100	—	100
Supervisors
Yu Faming*&***	—	—	—
Xi Sheng*	—	—	—
Xu Haihua***	288	—	288
Feng Jinxiong	535	—	535
Ba Shengji*	—	—	—
Hu Jidong**	426	—	426
Jia Shaojun*&**	—	—	—

Total	1,829	—	1,829

(e)	Emoluments of directors and supervisors

*

These directors and supervisors of the Company received emoluments from CEA Holding, the parent company, part of which were in respect of their services to the Company and its subsidiaries. No apportionment has been made as it is impracticable to apportion this amount between their services to the Group and their services to CEA Holding.

**	These directors and supervisors of the Company were newly appointed or elected during the years ended December 31, 2018 and 2016, respectively.
***	These directors and supervisors of the Company resigned during the years ended December 31, 2018 and 2016, respectively.
****	Mr. Ma Xulun resigned on February 1, 2019.
*****	Mr. Feng Jinxiong passed away due to illness during the year ended December 31, 2018.
******	Mr. Ji Weidong has filed his resignation during the year ended December 31, 2015 and has fulfillied his responsibility until new director being appointed by the board in June 2016.

During the years ended December 31, 2018, 2017 and 2016, no directors and supervisors waived their emoluments.

(f)	Five highest paid individuals

None of the Company’s directors and supervisors was among the five highest paid individuals in the Group for the year ended December 31, 2018 (2017: Nil). The emoluments payable to the five highest paid individuals were as follows:

	2018	2017
	RMB ’000	RMB ’000
Wages, salaries, bonus and allowances	9,110	8,702

The number of five highest paid individuals whose emoluments fell within the following bands is as follows:

	Number of individuals
	2018	2017
HK$2,000,001 to HK$2,500,000	5	5

During the year ended December 31, 2018, no emoluments were paid by the Group to the directors, supervisors and the five highest paid individuals as an inducement to join or upon joining the Group, or as a compensation for loss of office (2017: Nil).